SHORT-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2020
SHORT-TERM INVESTMENTS
SHORT-TERM INVESTMENTS

3. SHORT-TERM INVESTMENTS

Short-term investments as of December 31, 2019 and 2020 were as follows:

	As of December 31,
	2019	2020
Wealth Management Products	—	300,167

The Group classifies the wealth management products as "available-for-sale" debt securities which are recorded at fair value. For the years ended December 31, 2018, 2019 and 2020, the Group recorded RMB8,734, RMB 7,335 and RMB 1,137 of changes in fair value of these available-for-sale debt securities, net of tax, in other comprehensive income (loss), respectively, and RMB10,869, RMB 9,635 and RMB 970 of realized gains transferred from other comprehensive income to other income when the security was sold. The amortized cost of the available-for-sale debt securities approximate their fair value. No impairment charges were recorded for the years ended December 31, 2018, 2019, respectively, and no credit loss was recognized for the year ended December 31, 2020.